CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other long-term assets and Accounts payable and accrued liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other long-term assets:
Long-term portion of ore in stockpiles and ore on leach pads	$ 239.9	$ 218.9
Deferred charges, net of amortization	8.9	8.6
Long-term receivables	272.8	147.2
Advances for the purchase of capital equipment	6.4	2.8
Other	46.0	33.8
Total other long-term assets	574.0	411.3
Net income tax benefit in respect of of collectivibility of AMT credit included in long-term receiveables	124.4
Accounts payable and accrued liabilities:
Trade payables	77.4	86.8
Accrued liabilities	274.2	251.4
Employee related accrued liabilities	131.0	126.6
Total accounts payable and accrued liabilities	$ 482.6	$ 464.8